Balances and Transactions with Related Parties	12 Months Ended
Dec. 31, 2024
Balances and Transactions with Related Parties
Balances and Transactions with Related Parties
(31)	Balances and Transactions with Related Parties

a)Group balances with related parties

Details of balances with related parties at 31 December 2024 are a follows:

	Thousands of Euros
Carrying amount	Reference	Associates	Key management personeel	Other related parties
Receivables	15	38,656	—	—
Current contractual assets		3,085	—	—
Other financial assets	11	418	—	—
Loans	11	—	—	214,119
Guarantee deposits	11	—	—	943
Total debtors		42,159	—	215,062
Debts		—	(279)	(13,952)
Total creditors		—	(279)	(13,952)
		—	—	—
Total		42,159	(279)	201,110

Details of balances with related parties at 31 December 2023, restated to be comparative with details of balances with related parties for 2024, are as follows:

	Thousands of Euros
Carrying amount	Reference	Associates	Key management	Other related parties	Board of directors
Receivables	15	227,550	—	5,609	—
Other financial assets	11	418	—	—	—
Loans	11	—	—	216,426	—
Guarantee deposits	11	—	—	934	—
Total debtors		227,968	—	222,969	—
Debts		—	(3,611)	(12,926)	(3,924)
Total creditors		—	(3,611)	(12,926)	(3,924)
Total		227,968	(3,611)	210,043	(3,924)

The heading “Receivables” corresponding to associates includes outstanding balances from sales to associated companies, mainly corresponding in 2024 to Grifols Egypt Plasma Derivatives S.A.E. (Euros 205,537 thousand in 2023 and Euros 153,120 thousand in 2022 corresponding to Anhui Tonrol Pharmaceutical Co. (subsidiary of the Shanghai RAAS Blood Products, Co. Ltd. Group)). As of 31 December 2023, the balance of “Receivables” corresponding to other related parties corresponds entirely to an amount pending collection from Mr. Víctor Grifols Roura. This balance was settled in January 2024.

The heading “Loans” mainly includes a loan signed by Scranton Enterprises BV. with the Group on 28 December 2018 for an initial amount of US Dollars 95,000 thousand (Euros 86,969 thousand) (see note 11) related to the payment of the sale of the shares of BPC Plasma, Inc. and Haema, GmbH (see note 2). As of 31 December 2024 and 2023,the heading includes an additional amount of Euros 15 million arranged during 2023 under the same conditions as the initial loan (see note 31(b)). As of 31 December 2024, the recorded amount stands at Euros 131,864 thousand, including accrued and capitalized interest to date (Euros 115,209 thousand as of 31 December 2023).

Furthermore, it includes the cash-pooling financing agreement that BPC Plasma, Inc and Haema, GmbH have with Scranton Plasma, BV with maturity in 2027 (see note 11).

The heading of “debts” includes an amount of Euros 9,125 thousand at 31 December 2024 (Euros 17,732 thousand at 31 December 2023) corresponding to the balance of bearer promissory notes issued by the Group company, Instituto Grifols, S.A. These promissory notes are due on 4 May 2025 and 2024, respectively, with a nominal value of Euros 3,000 each, and an annual nominal interest of 5% (4% in 2023).

b)Group transactions with related parties

Group transactions with related parties during 2024 are as follows:

	Thousands of Euros
		Key management	Other related	Board of directors
	Associates	personnel	parties	of the Company

Net revenues	269,733	—	117	—
Purchases	(2)	—	(235)	—
Rendering of services	—	—	(4,848)	—
Remuneration	—	(13,676)	—	(15,120)
Payments for rights of use	—	—	(7,202)	—
Finance income	—	—	18,317	—
Dividends received/(paid)	6,724	—	(39,510)	—
Loans	—	—	44,937	—
Acquisition of assets	—	—	(35,000)	—
	276,455	(13,676)	(23,424)	(15,120)

Group transactions with related parties during 2023 were as follows:

	Thousands of Euros
		Key management	Other related	Board of directors
	Associates	personnel	parties	of the Company

Net revenues	471,829	—	14	—
Purchases	(23)	—	(431)	—
Rendering of services	(78)	—	(2,482)	—
Remuneration	—	(23,698)	—	(12,163)
Payments for rights of use	—	—	(7,234)	—
Purchase of property, plant and equipment	—	—	—	—
Finance income	—	—	30,185	—
Dividends received/(paid)	7,309	—	(266,406)	—
Loans	—	—	44,956	—
	479,037	(23,698)	(201,398)	(12,163)

Group transactions with related parties during 2022 were as follows:

	Thousands of Euros
		Key management	Other related	Board of directors
	Associates	personnel	parties	of the Company

Net revenues	339,170	—	—	—
Purchases	(9)	—	—	—
Rendering of services	(34)	—	(5,467)	—
Remuneration	—	(13,891)	—	(5,316)
Payments for rights of use	—	—	(6,382)	—
Purchase of property, plant and equipment	—	—	3,464	—
Finance income	—	—	12,878	—
Dividends received/(paid)	10,717	—	—	—
Loans	—	—	80,098	—
	349,844	(13,891)	84,591	(5,316)

“Net revenues” includes sales to associated companies mainly corresponding to Anhui Tonrol Pharmaceutical Co. (subsidiary of the Shanghai RAAS Blood Products, Co. Ltd. Group) (Euros 230,812 thousand in 2024, Euros 450,389 thousand in 2023 and Euros 319,669 thousand in 2022).

“Other service expenses” includes an amount of Euros 4,304 thousand corresponding to contributions to nonprofit entities in 2024 (Euros 2,174 thousand in 2023 and Euros 4,231 thousand in fiscal year 2022).

The dividends received correspond to the associated companies Shanghai RAAS Blood Products Co. Ltd., Bio Darou P.J.S. Co. and Access Biologicals LLC. Additionally, the dividends distributed correspond to BPC Plasma Inc. (see note 11).

“Acquisition of assets” includes the acquisition of Haema Plasma Kft for Euros 35,000 thousand that has been effected through the cancellation of a balance receivable that the Group had with Haema GmbH. This balance was transferred to Scranton Plasma B.V. and settled through the cash-pooling financing agreement held by these companies (se note 11).

Mr. Victor Grifols Roura, director representing shareholder’s during 2023 and who resigned from his position as director in December 2023, received remuneration in 2023 of Euros 965 thousand.

The composition of the transactions with other related parties for in 2024, 2023 and 2022 is as follows:

			Thousands of Euros
Related parties	Concept	Reference	2024	2023	2022
Scranton Enterprises, B.V.	Interest Credits	b)	8,484	7,830	2,093
Scranton Enterprises, B.V.	Finance Agreements: Credits	a)	—	15,000	—
Scranton Plasma B.V.	Interest Cash-pooling	b)	9,833	22,355	10,785
Scranton Plasma BV	Finance Agreements: Cash-pooling	a)	44,937	29,956	80,098
Scranton Plasma BV	Dividends paid/received	c)	(39,510)	(266,406)	—
Scranton Plasma BV	Shares acquisition	d)	(35,000)	—	—
Juve & Camps S.A.	Royalties		—	14	—
Juve & Camps S.A.	Purchases		(83)	(8)	(169)
Probitas Fundación Privada	Management and collaboration contracts	f)	(3,384)	(1,338)	(3,383)
Fundación Privada Victor Grifols Lucas	Management and collaboration contracts	f)	(465)	(407)	(450)
Club Joventut Badalona, S.A.D.	Rendering of services		(300)	(300)	(341)
Centurion Real State, S.A.U	Payments for rights of use	e)	(7,141)	(7,147)	(6,300)
Centurion Real State, S.A.U	Improvement works		—	—	3,464
Jose Antonio Grifols Lucas Foundation	Management and collaboration contracts	f)	(455)	(429)	(398)
Aurea Arrendamientos de Viviendas, S.A.	Payments for rights of use		(46)	(87)	(82)
Qardio INC	Purchases		(152)	(431)	(726)
More on Simplicity S.L.	Rendering of services		(41)	—	—
Marca Grifols, S.L.	Royalties	g)	(187)	—	—
Medicover Försakrings AB Magyarorsz	Rendering of services		(16)	—	—
Endo Operations Limited	Rendering of services		117	—	—
Others	Payments for rights of use		(15)	—	—
			(23,424)	(201,398)	84,591

(a)	Mainly includes the net amounts disbursed under the cash-pooling financing agreement that BPC Plasma, Inc and Haema, GmbH have with Scranton Plasma, BV mentioned above together with an additional amount of Euros 15 million arranged during 2023 under the same conditions as the initial loan agreement signed by Scranton Enterprises BV. with the Group on 28 December 2018 for an amount of US Dollars 95,000 thousand (Euros 86,969 thousand) (see note 11) related to the payment of the sale of the shares of BPC Plasma, Inc. and Haema, GmbH (see note 31(a)).
(b)	Mainly includes accrued interest corresponding to the loan agreement signed by Scranton Enterprises BV. with the Group on 28 December 2018 for an amount of US Dollars 95,000 thousand (Euros 86,969 thousand) related to the payment of the sale of the shares of BPC Plasma, Inc. and Haema, GmbH. The remuneration is 2%+ EURIBOR and matures on 26 July 2027. Additionally, it also includes the financial income derived from the cash-pooling contract that BPC Plasma, Inc and Haema, GmbH maintain with Scranton Plasma B.V with maturity in 2027 and a remuneration of the Scranton Plasma group interest rate 0.75%+ EURIBOR.
(c)	Both in 2024 and 2023, BPC Plasma Inc. distributed to its shareholder Scranton Plasma B.V. a dividend without cash outflow compensating “Loans to related parties”(see note 11). In 2024 the dividend amounted Euros 39,510 thousand, being the dividend distributed in 2023 the result of the previous 4 years for a value of Euros 266,406 thousand. This distribution had an impact against the Group’s non-controlling interests reserves (see note 19).
(d)	Includes the acquisition by GWWO, as purchaser, and Scranton Plasma B.V., as seller, of Haema Plasma Kft. for Euros 35,000 thousand that has been effected through the execution of a quota transfer agreement on 31 October 2024. The Purchase Price has been paid by GWWO to Scranton Plasma B.V. through the assignment by GWWO to Scranton Plasma B.V. of the Assigned Receivable. Now therefore, the amount of the Plasma Advance Receivable has been reduced in the amount of the Assigned Receivable. In turn and in addition, upon receipt by Scranton Plasma B.V. of the Assigned Receivable, Scranton Plasma B.V., as creditor under the Assigned Receivable against Haema GmbH, as debtor thereunder, has settled its debt position under the cash-pooling financing agreement in the amount of the Assigned Receivable (and hence, the amount outstanding under the cash-pooling arrangement between Haema GmbH, as creditor and Scranton Plasma B.V., as debtor, has been reduced in the amount of the Assigned Receivable).
(e)	Corresponds to the office buildings of Grifols in Sant Cugat del Vallès. All lease contracts have a maturity date of 1 March 2045.
(f)	Every year the Group contributes 0.7% of its profits before tax to a non-profit organization.
(g)	Marca Grifols became a related party to Grifols, S.A. on 23 December 2024, after the acquisition of a 33% stake in Marca Grifols, S.L. by Ralledor Holding Spain, S.L., a significant shareholder of Grifols, S.A. which is represented at Grifols’ Board of Directors by Mr. Victor Grifols Deu. The sale of the 33% stake in Marca Grifols, S.L. was a reorganization transaction, given that the group of sellers of such 33% stake in Marca Grifols, S.L. are also the shareholders of Ralledor Holding Spain, S.L. On 26 January 1993, Marca Grifols and Grifols, S.A. entered into an agreement under which the former granted the latter the exclusive license to use the brand name “Grifols” for a period of 99 years in exchange for an annual fee. The latest update to the agreement sets the fee at 0.10% of Grifols’ consolidated sales. The annual license fee amounted to 7,725 thousand Euros in 2024, and 7,486 thousand Euros in 2023. Given that Marca Grifols became a related party on 23 December 2024, related party transactions in 2024 totaled 187 thousand Euros, which corresponds to the proportional share of the annual fee for the 9 days Marca Grifols was a related party.

The Group has not extended any advances or loans to the members of the board of directors or key management personnel nor has it assumed any guarantee commitments on their behalf. It has also not assumed any pension or life insurance obligations on behalf of former or current members of the board of directors or key management personnel. In addition, certain Company directors and key management personnel have termination benefit commitments (see note 29).

In July 2024, Scranton entered into a loan agreement with funds controlled or managed by Oaktree (the “Loan Agreement”) to refinance the loan that Scranton had initially obtained from banks in 2019. According to the terms of the Loan Agreement, this financing benefits from the following guarantees and security interest: (i) by a guarantee from BPC, (ii) a pledge of the shares of Haema and BPC, and (iii) pledges over the assets of BPC. At the moment, Haema and its assets do not secure this financing; however, based on the current terms of the Loan Agreement, it is expected that that during the 2025 financial year, Haema will need to become a guarantor and grant security over its assets as collateral for the Loan Agreement (see note 29).

c)Conflicts of interest concerning the directors

The Group has no advances or credits or obligations assumed on behalf of members of the Board of Directors or members of the key management staff as guarantees, nor pension and life insurance obligations in respect of former or current members of the Board of Directors or key members of management. In addition, certain managers and key management personnel have severance commitments (see note 29).

In July 2024, Scranton entered into a loan agreement with funds controlled or managed by Oaktree (the “Loan Agreement”) to refinance the loan that Scranton had initially obtained from banks in 2019. According to the terms of the Loan Agreement, this financing benefits from the following guarantees and security interest: (i) by a guarantee from BPC Plasma, Inc, (ii) a pledge of the shares of Haema GmbH and BPC Plasma, Inc, and (iii) pledges over the assets of BPC Plasma, Inc. Currently, Haema GmbH and its assets do not secure or guarantee this financing; however, based on the current terms of the Loan Agreement, it is expected that Haema GmbH will need to become a guarantor and grant security over its assets as collateral for the Loan Agreement (see note 29).